Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 14. Equity

As discussed in note 2, the merger is accounted for as reverse acquisition with Objet as the legal acquirer and Stratasys, Inc. as the accounting acquirer. Under reverse acquisition accounting, the U.S. dollar amount for ordinary shares is based on the nominal value and number of shares issued by Objet (reflecting the legal structure of Objet as the legal acquirer) on the merger date plus subsequent shares issued by the Company. The amounts in additional paid-in capital represent that of Stratasys, Inc. and include the fair value of shares deemed for accounting purposes to have been issued by Stratasys, Inc. on the merger date and the fair value of the Objet stock options included in the purchase price calculation. The Stratasys, Inc. additional paid-in capital was also adjusted for the difference between the number of ordinary shares discussed in note 2 above and the historical number of shares of Stratasys, Inc. common stock, as well as the elimination of the recorded number of Stratasys, Inc. treasury stock.

A summary of the rights of the Company’s ordinary shares follows:

1) Rights attaching to each ordinary share

Voting Rights. Each ordinary share is entitled to one vote. Shareholders may vote at a shareholders’ meeting either in person or by proxy. Such voting rights may be affected by the grant of any special voting rights to the holders of a class of shares with preferential rights that may be authorized in the future. There are currently no preferred shares outstanding.

Dividend Rights. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when and if declared by the shareholders upon the recommendation of the board of directors.

Rights to Share in Surplus in the Event of Liquidation. In the event of liquidation, holders of our ordinary shares will have the right to share ratably in any assets remaining after payment of liabilities, in proportion to the paid-up nominal value of their respective holdings. These rights may be affected by the grant of preferential liquidation or dividend rights to the holders of a class of shares that may be authorized in the future.

Limited Liability. The Company is a limited liability company and, therefore, each shareholder’s liability for the Company’s obligations shall be limited to the payment of the nominal value of the shares held by such shareholder, subject to the provisions of the Companies Law.

Registration Rights. We have granted certain registration rights to certain shareholders who held Objet ordinary shares prior to the merger.

2) In September, 2012 Objet shareholders adopted resolutions according to which, upon the effectiveness of the merger, the Company’s authorized share capital was reduced to 60,000,000 ordinary shares of a nominal value of NIS 0.01 each. All outstanding ordinary shares are validly issued, fully paid and non-assessable. The current authorized share capital reflects (i) the automatic conversion of all Objet preferred shares and options to purchase preferred shares outstanding prior to the effective time of the merger into ordinary shares and options to purchase ordinary shares, respectively, on a one-for-one basis, in accordance with the articles of association of Objet in effect prior to the closing of the merger, and (ii) a one-for-8.691 reverse stock split ratio and accompanying reduction in Objet’s authorized share capital from NIS 5,000,000 to NIS 600,000 and a corresponding reduction in the nominal value per share from NIS 0.0833 to NIS 0.01, each of which became effective at the effective time of the merger.

3) The balance of ordinary shares outstanding (reflecting retroactive adjustment of Stratasys, Inc. common stock to ordinary shares of the Company under reverse acquisition accounting) as of December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010
	Number of shares (in thousands)
Authorized:
Ordinary shares of NIS 0.01 nominal value	60,000	60,000	60,000
Issued and fully paid up:
Ordinary shares of NIS 0.01 nominal value	38,372	21,246	20,822